Fair Value Measurements - Significant Unobservable Inputs Used in Fair Value Measurement of Each of Above Level 3 Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Mar. 02, 2013
Auction rate securities [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value	$ 36
Valuation technique	Discounted cash flow
Corporate bonds/notes [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value	5
Valuation technique	Discounted cash flow
Weighted-average life [Member] | Auction rate securities [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Unobservable input	Weighted-average life
Effect of significant increase/(decrease) in input on fair value	(Decrease)/increase
Weighted-average life [Member] | Minimum [Member] | Auction rate securities [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average life)	10 years
Weighted-average life [Member] | Maximum [Member] | Auction rate securities [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average life)	21 years
Weighted-average life [Member] | Weighted average [Member] | Auction rate securities [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average life)	16 years
Collateral value (as a % of fair value) [Member] | Auction rate securities [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Unobservable input	Collateral value (as a % of fair value)
Effect of significant increase/(decrease) in input on fair value	Increase/(decrease)
Collateral value (as a % of fair value) [Member] | Corporate bonds/notes [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Unobservable input	Collateral value (as a % of fair value)
Range (weighted average)	193.00%
Effect of significant increase/(decrease) in input on fair value	Increase/(decrease)
Collateral value (as a % of fair value) [Member] | Minimum [Member] | Auction rate securities [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average)	103.00%
Collateral value (as a % of fair value) [Member] | Maximum [Member] | Auction rate securities [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average)	137.00%
Collateral value (as a % of fair value) [Member] | Weighted average [Member] | Auction rate securities [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average)	116.00%
Probability of waterfall event [Member] | Auction rate securities [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Unobservable input	Probability of waterfall event
Effect of significant increase/(decrease) in input on fair value	Increase/(decrease)
Probability of waterfall event [Member] | Minimum [Member] | Auction rate securities [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average)	5.00%
Probability of waterfall event [Member] | Maximum [Member] | Auction rate securities [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average)	10.00%
Probability of waterfall event [Member] | Weighted average [Member] | Auction rate securities [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average)	8.00%
Probability of permanent suspension of auction [Member] | Auction rate securities [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Unobservable input	Probability of permanent suspension of auction
Effect of significant increase/(decrease) in input on fair value	(Decrease)/increase
Probability of permanent suspension of auction [Member] | Minimum [Member] | Auction rate securities [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average)	5.00%
Probability of permanent suspension of auction [Member] | Maximum [Member] | Auction rate securities [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average)	10.00%
Probability of permanent suspension of auction [Member] | Weighted average [Member] | Auction rate securities [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average)	8.00%
Anticipated monthly principal and interest payments [Member] | Corporate bonds/notes [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Unobservable input	Anticipated monthly principal and interest payments
Range (weighted average value)	$ 0.2
Effect of significant increase/(decrease) in input on fair value	Increase/(decrease)
Yearly decrease in payments [Member] | Corporate bonds/notes [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Unobservable input	Yearly decrease in payments
Range (weighted average)	10.00%
Effect of significant increase/(decrease) in input on fair value	(Decrease)/increase
Current securities in technical default, by collateral grouping [Member] | Corporate bonds/notes [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Unobservable input	Current securities in technical default, by collateral grouping
Effect of significant increase/(decrease) in input on fair value	(Decrease)/increase
Current securities in technical default, by collateral grouping [Member] | Minimum [Member] | Corporate bonds/notes [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average)	0.00%
Current securities in technical default, by collateral grouping [Member] | Maximum [Member] | Corporate bonds/notes [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average)	100.00%
Current securities in technical default, by collateral grouping [Member] | Weighted average [Member] | Corporate bonds/notes [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average)	19.00%
Average recovery rate of securities in technical default [Member] | Corporate bonds/notes [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Unobservable input	Average recovery rate of securities in technical default
Range (weighted average)	30.00%
Effect of significant increase/(decrease) in input on fair value	Increase/(decrease)
Additional defaults assumption [Member] | Corporate bonds/notes [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Unobservable input	Additional defaults assumption
Effect of significant increase/(decrease) in input on fair value	(Decrease)/increase
Additional defaults assumption [Member] | Minimum [Member] | Corporate bonds/notes [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average)	0.00%
Additional defaults assumption [Member] | Maximum [Member] | Corporate bonds/notes [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average)	44.00%
Additional defaults assumption [Member] | Weighted average [Member] | Corporate bonds/notes [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average)	18.00%